Goodwill and intangible assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Cost	$ 23,162	$ 23,162
Accumulated Amortization	(4,644)	(3,139)
NBV	18,518	20,023
Amortization Schedule
2013	1,505
2014	1,505
2015	1,505
2016	1,380
2017	988
Thereafter	11,635
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Cost	19,797	19,797
Accumulated Amortization	(3,222)	(2,234)
NBV	16,575	17,563
Amortization Schedule
2013	988
2014	988
2015	988
2016	988
2017	988
Thereafter	11,635
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(1,422)	(905)
NBV	1,943	2,460
Amortization Schedule
2013	517
2014	517
2015	517
2016	392
2017	0
Thereafter	$ 0